Average Annual Total Returns - Federated Hermes Municipal Ultrashort Fund	A 1 Year	A 5 Years	A 10 Years	IS 1 Year	IS 5 Years	IS 10 Years	IS Return After Taxes on Distributions 1 Year	IS Return After Taxes on Distributions 5 Years	IS Return After Taxes on Distributions 10 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 1 Year	IS Return After Taxes on Distributions and Sale of Fund Shares 5 Years	IS Return After Taxes on Distributions and Sale of Fund Shares 10 Years	R6 1 Year	R6 5 Years	R6 10 Years	Bloomberg 1-Year US Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg 1-Year US Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg 1-Year US Municipal Bond Index(reflects no deduction for fees, expenses or taxes) 10 Years		Blended Index (reflects no deduction for fees, expenses or taxes) 1 Year		Blended Index (reflects no deduction for fees, expenses or taxes) 5 Years		Blended Index (reflects no deduction for fees, expenses or taxes) 10 Years		Lipper Short Municipal Debt Funds Average 1 Year		Lipper Short Municipal Debt Funds Average 5 Years		Lipper Short Municipal Debt Funds Average 10 Years
Total	1.06%	0.93%	0.66%	1.11%	1.32%	1.08%	1.11%	1.32%	1.08%	1.03%	1.29%	1.07%	1.13%	1.31%	1.07%	1.76%	[1]	1.43%	[1]	1.16%	[1]	1.04%	[2]	1.01%	[2]	0.73%	[2]	1.82%	[3]	1.43%	[3]	1.30%	[3]

[1]	The Bloomberg 1-Year US Municipal Bond Index is the one-year (1-2) component of the Bloomberg U.S. Municipal Bond Index. The Bloomberg USMunicipal Bond Index covers the USD-denominated long-term tax-exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and prerefunded bonds. Effective August 24, 2021, the name of the index changed from “Bloomberg Barclays 1-Year US Municipal Bond Index” to “Bloomberg 1-Year US Municipal Bond Index.”
[2]	Blended Index consists of 50% Bloomberg 1-Year US Municipal Bond Index and 50% Lipper Tax-Exempt Money Market Funds Average.
[3]	Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling into the respective categories indicated.